SHAREHOLDERS' EQUITY (Schedule of Number of Reserved and Authorized Shares in Equity Incentive Plans) (Details)	Dec. 31, 2022 shares
Stockholders' Equity Note [Abstract]
Share options exercised and outstanding	27,904,469
RSUs vested and outstanding	5,942,212
Ordinary shares available for issuance under the Equity Incentive Plans	566,286
Total reserved and authorized shares as of December 31, 2022	34,412,967